UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-3333

                           USAA TAX EXEMPT FUND, INC.
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     9800 Fredericksburg Road, San Antonio, Texas                 78288
------------------------------------------------------------------------------
            (Address of principal executive offices)          (Zip code)

                                 Mark S. Howard
                            9800 Fredericksburg Road
                             San Antonio, Texas 78288
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end: March 31

Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

         (a)   The name of the issuer of the portfolio security;

         (b)   The exchange ticker symbol of the portfolio security;

         (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

         (d)   The shareholder meeting date;

         (e)   A brief identification of the matter voted on;

         (f) Whether the matter was proposed by the issuer or by a security holder;

         (g)   Whether the registrant cast its vote on the matter;

         (h) How the registrant cast its vote (E.G., for or against proposal, or abstain; for or withhold regarding election of directors); and

         (i)   Whether the registrant cast its vote for or against management.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USAA TAX EXEMPT FUND, INC.



By:    /s/ Christopher W. Claus
      -------------------------------
      Christopher W. Claus
      President


Date:  August 27, 2004

********************************** FORM N-PX ********************************

ICA File Number: 811-3333
Reporting Period: 07/02/2003 - 06/30/2004
USAA Tax Exempt Fund, Inc.
9800 Fredericksburg Road
San Antonio, TX 78288

============================== LONG TERM FUND ============================

No records to report

============================ INTERMEDIATE TERM FUND ======================

No records to report

============================== SHORT TERM FUND ===========================

No records to report

==================== TAX EXEMPT MONEY MARKET FUND ========================

No records to report

======================== CALIFORNIA BOND FUND ============================

No records to report

==================== CALIFORNIA MONEY MARKET FUND ========================

No records to report

========================== NEW YORK BOND FUND ============================

No records to report

===================== NEW YORK MONEY MARKET FUND =========================

No records to report

========================= VIRGINIA BOND FUND =============================

No records to report

====================== VIRGINIA MONEY MARKET FUND ========================

No records to report

========== END NPX REPORT